SUPPLEMENT DATED JULY 23, 2008
TO

PROSPECTUSES DATED MAY 1, 2008
FOR SUN LIFE FINANCIAL MASTERS EXTRA NY, SUN LIFE FINANCIAL MASTERS CHOICE NY,
SUN LIFE FINANCIAL MASTERS FLEX NY, AND SUN LIFE FINANCIAL MASTERS ACCESS NY

PROSPECTUS DATED MAY 21, 2007
FOR MFS REGATTA GOLD NY

PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY
AND SUN LIFE FINANCIAL MASTERS SELECT NY

and
PROSPECTUS DATED MAY 1, 2003
FOR MFS REGATTA EXTRA NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Effective October 6, 2008, the name of MFS Research Portfolio will be changed to MFS Global Research Portfolio. Any reference in the prospectus to MFS Research Portfolio will be changed to MFS Global Research Portfolio on that date.

Please retain this supplement with your prospectus for future reference.

SLNY MFS Research Name Change 7/08